Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–40.54%
Aerospace & Defense–0.58%
Lockheed Martin Corp.	2,882	$1,104,613
Air Freight & Logistics–0.44%
United Parcel Service, Inc., Class B	5,097	849,313
Alternative Carriers–0.00%
ORBCOMM, Inc.(b)	375	1,275
Application Software–0.24%
Q2 Holdings, Inc.(b)	4,970	453,562
Automotive Retail–0.43%
CarMax, Inc.(b)	9,070	833,624
Biotechnology–0.57%
Seattle Genetics, Inc.(b)	1,675	327,780
Vertex Pharmaceuticals, Inc.(b)	2,790	759,215
		1,086,995
Cable & Satellite–0.36%
Charter Communications, Inc., Class A(b)	1,093	682,404
Commodity Chemicals–0.17%
Valvoline, Inc.	17,323	329,830
Communications Equipment–0.42%
Motorola Solutions, Inc.	5,124	803,494
Construction Machinery & Heavy Trucks–0.18%
Wabtec Corp.	5,710	353,335
Consumer Finance–0.21%
Capital One Financial Corp.	5,566	399,973
Data Processing & Outsourced Services–1.30%
Fiserv, Inc.(b)	6,281	647,257
Mastercard, Inc., Class A	5,440	1,839,645
		2,486,902
Distillers & Vintners–0.30%
Constellation Brands, Inc., Class A	3,010	570,425
Diversified Banks–1.08%
JPMorgan Chase & Co.	21,510	2,070,768
Diversified Metals & Mining–0.29%
Compass Minerals International, Inc.	9,440	560,264
Electric Utilities–0.57%
Avangrid, Inc.	16,320	823,507
Portland General Electric Co.	7,373	261,742
		1,085,249
Environmental & Facilities Services–0.29%
Republic Services, Inc.	5,920	552,632
Financial Exchanges & Data–0.67%
Intercontinental Exchange, Inc.	12,900	1,290,645
Shares		Value
Footwear–0.31%
NIKE, Inc., Class B	4,795	$601,964
Gas Utilities–0.35%
National Fuel Gas Co.	7,788	316,115
Suburban Propane Partners L.P.	22,085	359,544
		675,659
Health Care Equipment–1.53%
Becton, Dickinson and Co.	3,918	911,640
Boston Scientific Corp.(b)	15,750	601,807
CryoPort, Inc.(b)	16,840	798,216
Zimmer Biomet Holdings, Inc.	4,627	629,920
		2,941,583
Health Care Facilities–0.25%
HCA Healthcare, Inc.(b)	3,859	481,140
Health Care Technology–0.61%
Teladoc Health, Inc.(b)	5,340	1,170,742
Home Improvement Retail–0.84%
Home Depot, Inc. (The)	5,770	1,602,387
Homebuilding–0.42%
D.R. Horton, Inc.	10,580	800,165
Household Products–0.77%
Procter & Gamble Co. (The)	10,656	1,481,077
Human Resource & Employment Services–0.19%
Korn Ferry	12,820	371,780
Hypermarkets & Super Centers–0.79%
Walmart, Inc.	10,791	1,509,769
Industrial Conglomerates–0.53%
Honeywell International, Inc.	6,178	1,016,961
Industrial Machinery–0.34%
Stanley Black & Decker, Inc.	4,005	649,611
Industrial REITs–0.81%
Prologis, Inc.	15,367	1,546,227
Insurance Brokers–0.23%
Arthur J. Gallagher & Co.	4,190	442,380
Integrated Oil & Gas–0.64%
Exxon Mobil Corp.	25,321	869,270
TOTAL S.A., ADR (France)	10,445	358,263
		1,227,533
Integrated Telecommunication Services–0.95%
Verizon Communications, Inc.	30,775	1,830,805
Interactive Home Entertainment–0.73%
Zynga, Inc., Class A(b)	154,290	1,407,125
Interactive Media & Services–3.45%
Alphabet, Inc., Class A(b)	2,163	3,170,093

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Shares		Value
Interactive Media & Services–(continued)
Facebook, Inc., Class A(b)	9,781	$2,561,644
Snap, Inc., Class A(b)	33,890	884,868
		6,616,605
Internet & Direct Marketing Retail–2.08%
Amazon.com, Inc.(b)	1,265	3,983,143
Internet Services & Infrastructure–0.06%
Snowflake, Inc., Class A(b)	480	120,480
IT Consulting & Other Services–0.70%
Accenture PLC, Class A	3,830	865,542
Perspecta, Inc.	24,907	484,441
		1,349,983
Leisure Facilities–0.08%
Cedar Fair L.P.(b)	5,485	153,964
Managed Health Care–0.81%
UnitedHealth Group, Inc.	4,953	1,544,197
Metal & Glass Containers–0.20%
Silgan Holdings, Inc.	10,567	388,549
Multi-line Insurance–0.17%
American International Group, Inc.	12,200	335,866
Multi-Utilities–0.17%
Consolidated Edison, Inc.	4,263	331,661
Office REITs–0.19%
Alexandria Real Estate Equities, Inc.	2,308	369,280
Office Services & Supplies–0.15%
ACCO Brands Corp.	48,950	283,910
Oil & Gas Refining & Marketing–0.19%
Valero Energy Corp.	8,435	365,404
Oil & Gas Storage & Transportation–0.15%
Shell Midstream Partners L.P.	29,695	280,915
Paper Products–0.18%
Schweitzer-Mauduit International, Inc., Class A	11,635	353,588
Pharmaceuticals–1.74%
AstraZeneca PLC, ADR (United Kingdom)	16,117	883,212
Johnson & Johnson	10,160	1,512,621
Merck & Co., Inc.	11,234	931,860
		3,327,693
Property & Casualty Insurance–0.62%
Progressive Corp. (The)	12,480	1,181,482
Railroads–0.50%
Canadian Pacific Railway Ltd. (Canada)	3,140	955,910
Regional Banks–0.73%
East West Bancorp, Inc.	9,704	317,709
First Horizon National Corp.	32,133	303,014
Signature Bank	3,464	287,478
SVB Financial Group(b)	2,034	489,421
		1,397,622
Shares		Value
Restaurants–0.56%
Starbucks Corp.	12,475	$1,071,852
Semiconductor Equipment–0.59%
Applied Materials, Inc.	18,890	1,123,010
Semiconductors–2.97%
NVIDIA Corp.	6,435	3,482,751
QUALCOMM, Inc.	8,550	1,006,164
Texas Instruments, Inc.	8,397	1,199,007
		5,687,922
Soft Drinks–0.55%
Coca-Cola Co. (The)	21,420	1,057,505
Specialized REITs–0.13%
EPR Properties(b)	8,940	245,850
Specialty Stores–0.42%
Tractor Supply Co.	5,577	799,407
Systems Software–2.94%
Microsoft Corp.	26,786	5,633,899
Technology Hardware, Storage & Peripherals–1.44%
Apple, Inc.	23,800	2,756,278
Trading Companies & Distributors–0.38%
Fastenal Co.	16,040	723,244
Total Common Stocks & Other Equity Interests (Cost $55,400,227)		77,711,430
Principal Amount
U.S. Dollar Denominated Bonds & Notes–24.62%
Advertising–0.32%
Interpublic Group of Cos., Inc. (The),
3.75%, 10/01/2021	$243,000	250,756
4.20%, 04/15/2024	166,000	184,396
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	163,000	179,101
		614,253
Aerospace & Defense–0.29%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(c)	124,000	140,133
L3Harris Technologies, Inc., 3.85%, 06/15/2023	169,000	183,073
Northrop Grumman Corp., 4.75%, 06/01/2043	95,000	123,864
Raytheon Technologies Corp., 3.95%, 08/16/2025	104,000	118,358
		565,428
Agricultural & Farm Machinery–0.02%
Deere & Co., 3.10%, 04/15/2030	36,000	41,268
Agricultural Products–0.16%
Bunge Ltd. Finance Corp., 3.50%, 11/24/2020	311,000	312,372
Airlines–0.38%
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	225,000	218,301
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Airlines–(continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(c)	$185,000	$190,016
4.75%, 10/20/2028(c)	311,000	323,124
		731,441
Apparel Retail–0.33%
Ross Stores, Inc.,
3.38%, 09/15/2024	190,000	204,653
4.60%, 04/15/2025	202,000	232,845
4.70%, 04/15/2027	167,000	197,241
		634,739
Application Software–0.03%
Autodesk, Inc., 4.38%, 06/15/2025	52,000	59,683
Asset Management & Custody Banks–0.40%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	152,000	166,505
Apollo Management Holdings L.P., 2.65%, 06/05/2030(c)	148,000	148,446
Bank of New York Mellon Corp. (The), Series G, 4.70%(d)(e)	215,000	228,653
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	125,000	140,327
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029(c)	77,000	83,934
		767,865
Automobile Manufacturers–0.91%
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(c)	149,000	154,023
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	238,000	245,690
4.15%, 06/19/2023	156,000	165,659
Hyundai Capital America,
5.75%, 04/06/2023(c)	203,000	225,290
4.13%, 06/08/2023(c)	169,000	182,079
2.38%, 10/15/2027(c)	126,000	126,131
Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(c)	326,000	332,575
Volkswagen Group of America Finance LLC (Germany), 4.00%, 11/12/2021(c)	311,000	322,698
		1,754,145
Biotechnology–0.19%
AbbVie, Inc.,
3.85%, 06/15/2024(c)	223,000	244,478
2.95%, 11/21/2026(c)	52,000	56,723
4.05%, 11/21/2039(c)	60,000	68,711
		369,912
Brewers–0.19%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	99,000	161,207
Bacardi Ltd. (Bermuda), 4.70%, 05/15/2028(c)	171,000	198,872
		360,079
Broadcasting–0.17%
Discovery Communications LLC, 4.00%, 09/15/2055(c)	119,000	120,339
Fox Corp., 3.05%, 04/07/2025	52,000	57,013
Principal Amount		Value
Broadcasting–(continued)
ViacomCBS, Inc.,
4.20%, 06/01/2029	$80,000	$92,665
4.38%, 03/15/2043	52,000	55,273
		325,290
Building Products–0.09%
Carrier Global Corp., 2.24%, 02/15/2025(c)	158,000	164,859
Cable & Satellite–0.43%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.13%, 07/01/2049	52,000	60,361
Comcast Corp.,
4.00%, 03/01/2048	43,000	52,070
2.80%, 01/15/2051	148,000	149,205
2.45%, 08/15/2052	165,000	155,088
2.65%, 08/15/2062	203,000	194,079
Cox Communications, Inc.,
1.80%, 10/01/2030(c)	62,000	61,227
2.95%, 10/01/2050(c)	100,000	96,177
Time Warner Cable LLC, 4.50%, 09/15/2042	56,000	60,807
		829,014
Communications Equipment–0.20%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	202,000	223,726
Motorola Solutions, Inc., 4.60%, 02/23/2028	130,000	151,801
		375,527
Consumer Finance–0.37%
American Express Co.,
3.13%, 05/20/2026	95,000	106,129
Series C, 3.54% (3 mo. USD LIBOR + 3.29%)(e)(f)	226,000	204,740
Capital One Financial Corp., 3.80%, 01/31/2028	47,000	52,520
Discover Bank, 4.65%, 09/13/2028	122,000	143,697
Discover Financial Services, 3.75%, 03/04/2025	54,000	58,696
Synchrony Financial, 4.25%, 08/15/2024	125,000	135,900
		701,682
Data Processing & Outsourced Services–0.04%
Global Payments, Inc., 3.20%, 08/15/2029	75,000	82,028
Distillers & Vintners–0.07%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(c)	134,000	142,587
Diversified Banks–3.95%
Bank of America Corp.,
3.37%, 01/23/2026(d)	144,000	157,058
3.82%, 01/20/2028(d)	95,000	107,759
4.27%, 07/23/2029(d)	78,000	91,523
2.59%, 04/29/2031(d)	129,000	136,570
1.90%, 07/23/2031(d)	325,000	324,580
7.75%, 05/14/2038	115,000	190,790
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of Ireland Group PLC (Ireland), 4.50%, 11/25/2023(c)	$263,000	$284,847
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	124,000	134,401
BBVA Bancomer S.A. (Mexico), 1.88%, 09/18/2025(c)	200,000	195,650
BBVA USA, 2.50%, 08/27/2024	252,000	262,350
BNP Paribas S.A. (France), 2.59%, 08/12/2035(c)(d)	200,000	194,668
BPCE S.A. (France), 4.50%, 03/15/2025(c)	184,000	203,691
Citigroup, Inc.,
3.11%, 04/08/2026(d)	175,000	188,553
4.08%, 04/23/2029(d)	135,000	155,405
4.41%, 03/31/2031(d)	144,000	173,049
Series U, 5.00%(d)(e)	240,000	239,283
Series V, 4.70%(d)(e)	160,000	154,900
Credit Agricole S.A. (France), 4.38%, 03/17/2025(c)	304,000	336,188
Danske Bank A/S (Denmark), 3.24%, 12/20/2025(c)(d)	200,000	213,156
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(d)	109,000	116,641
4.04%, 03/13/2028(d)	135,000	149,215
4.58%, 06/19/2029(d)	183,000	211,412
JPMorgan Chase & Co.,
3.80%, 07/23/2024(d)	208,000	225,458
2.08%, 04/22/2026(d)	227,000	237,449
3.78%, 02/01/2028(d)	167,000	189,010
3.54%, 05/01/2028(d)	127,000	142,485
2.96%, 05/13/2031(d)	177,000	189,674
3.11%, 04/22/2041(d)	141,000	154,246
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	97,000	111,412
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(c)(d)	154,000	171,391
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	145,000	158,477
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	200,000	203,962
2.14%, 09/23/2030	357,000	352,195
Truist Bank, 2.64%, 09/17/2029(d)	376,000	390,213
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	124,000	137,938
1.38%, 07/22/2030	131,000	130,343
Wells Fargo & Co.,
2.19%, 04/30/2026(d)	67,000	69,690
3.58%, 05/22/2028(d)	125,000	140,028
3.07%, 04/30/2041(d)	95,000	99,004
4.75%, 12/07/2046	97,000	121,387
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030(d)	112,000	116,121
		7,562,172
Diversified Capital Markets–0.64%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	197,000	218,247
Credit Suisse Group AG (Switzerland),
4.19%, 04/01/2031(c)(d)	250,000	289,124
5.10%(c)(d)(e)	201,000	194,216
Principal Amount		Value
Diversified Capital Markets–(continued)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), 4.55%, 04/17/2026	$154,000	$179,563
UBS Group AG (Switzerland),
4.13%, 04/15/2026(c)	160,000	184,774
4.25%, 03/23/2028(c)	147,000	170,665
		1,236,589
Diversified Chemicals–0.13%
Dow Chemical Co. (The), 3.63%, 05/15/2026	113,000	125,625
Eastman Chemical Co., 3.50%, 12/01/2021	120,000	123,702
		249,327
Diversified Metals & Mining–0.31%
Anglo American Capital PLC (South Africa),
3.63%, 09/11/2024(c)	86,000	92,574
5.38%, 04/01/2025(c)	203,000	233,538
5.63%, 04/01/2030(c)	216,000	265,652
		591,764
Diversified REITs–0.19%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	80,000	86,894
4.05%, 07/01/2030	130,000	139,692
CyrusOne L.P./CyrusOne Finance Corp., 2.15%, 11/01/2030	150,000	146,940
		373,526
Drug Retail–0.08%
Walgreen Co., 3.10%, 09/15/2022	149,000	156,039
Education Services–0.06%
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/2050	100,000	109,211
Electric Utilities–0.83%
AEP Texas, Inc., 3.95%, 06/01/2028(c)	172,000	198,943
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/2030	22,000	25,399
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(c)	231,000	252,056
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	179,000	181,488
Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(c)	313,000	323,085
Eversource Energy, Series Q, 0.80%, 08/15/2025	32,000	31,886
FirstEnergy Corp.,
Series A, 1.60%, 01/15/2026	24,000	23,875
Series B, 3.90%, 07/15/2027	94,000	103,450
2.25%, 09/01/2030	64,000	62,659
Fortis, Inc. (Canada), 3.06%, 10/04/2026	62,000	67,851
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	85,000	96,128
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Electric Utilities–(continued)
Southern Co. (The), Series B, 4.00%, 01/15/2051(d)	$218,000	$218,852
		1,585,672
Electronic Components–0.03%
Corning, Inc., 5.45%, 11/15/2079	40,000	51,074
Electronic Manufacturing Services–0.10%
Jabil, Inc., 3.00%, 01/15/2031	181,000	185,142
Financial Exchanges & Data–0.24%
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	178,000	180,975
Moody’s Corp.,
3.25%, 05/20/2050	57,000	61,168
2.55%, 08/18/2060	49,000	45,561
S&P Global, Inc.,
1.25%, 08/15/2030	119,000	117,314
2.30%, 08/15/2060	64,000	57,602
		462,620
Gas Utilities–0.03%
East Ohio Gas Co. (The), 1.30%, 06/15/2025(c)	49,000	49,990
Health Care Equipment–0.05%
Becton, Dickinson and Co., 3.70%, 06/06/2027	88,000	99,788
Health Care REITs–0.24%
Healthcare Trust of America Holdings L.P.,
3.50%, 08/01/2026	106,000	118,116
2.00%, 03/15/2031	130,000	127,557
Healthpeak Properties, Inc., 3.00%, 01/15/2030	137,000	147,968
Welltower, Inc., 2.70%, 02/15/2027	66,000	69,712
		463,353
Health Care Services–0.49%
Cigna Corp., 4.13%, 11/15/2025	125,000	143,458
CVS Health Corp.,
1.30%, 08/21/2027	182,000	179,514
2.70%, 08/21/2040	78,000	74,947
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(c)	159,000	169,190
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040	87,000	83,057
2.61%, 08/01/2060	127,000	123,358
Texas Health Resources, 2.33%, 11/15/2050	183,000	170,884
		944,408
Home Improvement Retail–0.04%
Lowe’s Cos., Inc., 4.50%, 04/15/2030	59,000	73,026
Homebuilding–0.08%
D.R. Horton, Inc., 4.75%, 02/15/2023	145,000	157,084
Industrial Conglomerates–0.09%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	160,000	170,912
Principal Amount		Value
Industrial REITs–0.04%
Lexington Realty Trust, 2.70%, 09/15/2030	$73,000	$74,525
Insurance Brokers–0.06%
Brown & Brown, Inc., 2.38%, 03/15/2031	50,000	50,561
Marsh & McLennan Cos., Inc., 4.35%, 01/30/2047	56,000	72,314
		122,875
Integrated Oil & Gas–0.23%
Chevron USA, Inc., 2.34%, 08/12/2050	55,000	51,572
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	156,000	156,684
Occidental Petroleum Corp.,
2.90%, 08/15/2024	228,000	193,869
4.50%, 07/15/2044	48,000	34,560
		436,685
Integrated Telecommunication Services–0.64%
AT&T, Inc.,
4.30%, 02/15/2030	167,000	198,025
3.10%, 02/01/2043	196,000	192,279
4.35%, 06/15/2045	7,000	7,866
4.50%, 03/09/2048	62,000	71,014
3.50%, 09/15/2053(c)	322,000	315,220
3.55%, 09/15/2055(c)	20,000	19,226
3.65%, 09/15/2059(c)	11,000	10,677
3.50%, 02/01/2061	125,000	119,189
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(c)	146,000	173,220
Verizon Communications, Inc., 4.52%, 09/15/2048	87,000	114,369
		1,221,085
Interactive Home Entertainment–0.11%
Activision Blizzard, Inc., 2.50%, 09/15/2050	227,000	208,923
Interactive Media & Services–0.10%
Alphabet, Inc.,
1.90%, 08/15/2040	36,000	34,656
2.25%, 08/15/2060	169,000	160,308
		194,964
Internet & Direct Marketing Retail–0.16%
Amazon.com, Inc., 0.80%, 06/03/2025	172,000	173,805
Expedia Group, Inc., 4.63%, 08/01/2027(c)	124,000	130,488
		304,293
Internet Services & Infrastructure–0.17%
VeriSign, Inc.,
5.25%, 04/01/2025	105,000	116,299
4.75%, 07/15/2027	189,000	200,694
		316,993
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Investment Banking & Brokerage–0.60%
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	$154,000	$170,161
3.75%, 02/25/2026	81,000	91,254
3.50%, 11/16/2026	83,000	91,822
Morgan Stanley,
5.00%, 11/24/2025	160,000	187,891
2.19%, 04/28/2026(d)	116,000	121,611
4.43%, 01/23/2030(d)	119,000	142,542
3.62%, 04/01/2031(d)	147,000	168,255
Raymond James Financial, Inc.,
3.63%, 09/15/2026	77,000	88,901
4.65%, 04/01/2030	74,000	90,106
		1,152,543
IT Consulting & Other Services–0.07%
DXC Technology Co., 4.75%, 04/15/2027	124,000	138,235
Life & Health Insurance–0.88%
AIA Group Ltd. (Hong Kong), 3.20%, 09/16/2040(c)	200,000	207,026
Athene Global Funding, 2.95%, 11/12/2026(c)	203,000	214,043
Athene Holding Ltd., 6.15%, 04/03/2030	161,000	191,298
Belrose Funding Trust, 2.33%, 08/15/2030(c)	133,000	131,632
Lincoln National Corp., 3.80%, 03/01/2028	94,000	108,354
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(d)	119,000	128,939
MetLife, Inc., Series G, 3.85%(d)(e)	157,000	156,804
Pacific LifeCorp, 3.35%, 09/15/2050(c)	167,000	167,834
Prudential Financial, Inc., 5.20%, 03/15/2044(d)	226,000	239,711
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(c)	139,000	145,354
		1,690,995
Managed Health Care–0.38%
Anthem, Inc., 3.13%, 05/15/2022	152,000	158,588
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	90,000	87,800
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	193,000	184,992
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041	84,000	83,768
2.88%, 09/01/2050	81,000	79,583
MultiCare Health System, 2.80%, 08/15/2050	128,000	126,196
		720,927
Multi-Utilities–0.40%
Ameren Corp.,
2.50%, 09/15/2024	102,000	108,191
3.50%, 01/15/2031	75,000	85,903
CenterPoint Energy, Inc., 4.25%, 11/01/2028	75,000	89,428
Dominion Energy, Inc.,
2.72%, 08/15/2021(g)	197,000	200,691
Series C, 3.38%, 04/01/2030	124,000	140,016
Principal Amount		Value
Multi-Utilities–(continued)
DTE Energy Co.,
Series H, 0.55%, 11/01/2022	$83,000	$83,014
Series F, 1.05%, 06/01/2025	67,000	67,200
		774,443
Office REITs–0.16%
Highwoods Realty L.P., 2.60%, 02/01/2031	37,000	36,757
Office Properties Income Trust, 4.50%, 02/01/2025	260,000	263,305
		300,062
Oil & Gas Exploration & Production–0.35%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	226,000	230,820
Concho Resources, Inc., 2.40%, 02/15/2031	55,000	52,723
EQT Corp., 3.00%, 10/01/2022	174,000	170,302
Pioneer Natural Resources Co., 1.90%, 08/15/2030	238,000	223,991
		677,836
Oil & Gas Storage & Transportation–0.96%
Energy Transfer Operating L.P., 4.25%, 03/15/2023	131,000	136,371
Enterprise Products Operating LLC, 4.20%, 01/31/2050	56,000	59,659
Kinder Morgan Energy Partners L.P., 5.80%, 03/01/2021	132,000	134,888
Kinder Morgan, Inc.,
2.00%, 02/15/2031	104,000	100,206
5.20%, 03/01/2048	64,000	75,226
3.25%, 08/01/2050	54,000	49,081
MPLX L.P.,
1.34%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(f)	144,000	144,008
1.75%, 03/01/2026	165,000	164,922
4.25%, 12/01/2027	95,000	106,908
2.65%, 08/15/2030	174,000	171,008
ONEOK, Inc.,
5.85%, 01/15/2026	58,000	66,767
6.35%, 01/15/2031	221,000	257,579
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	91,000	98,844
Sunoco Logistics Partners Operations L.P., 4.00%, 10/01/2027	104,000	106,243
Williams Cos., Inc. (The), 3.70%, 01/15/2023	168,000	177,662
		1,849,372
Other Diversified Financial Services–0.37%
Blackstone Holdings Finance Co. LLC,
3.15%, 10/02/2027(c)	59,000	65,525
1.60%, 03/30/2031(c)	233,000	229,719
2.80%, 09/30/2050(c)	107,000	105,167
Equitable Holdings, Inc.,
4.35%, 04/20/2028	81,000	92,347
Series B, 4.95%(d)(e)	105,000	107,363
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(c)	104,000	106,219
		706,340
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Packaged Foods & Meats–0.66%
Conagra Brands, Inc.,
3.80%, 10/22/2021	$232,000	$239,983
4.60%, 11/01/2025	159,000	184,791
Experian Finance PLC (United Kingdom), 2.75%, 03/08/2030(c)	311,000	337,392
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(c)	339,000	344,415
Tyson Foods, Inc., 3.90%, 09/28/2023	137,000	149,861
		1,256,442
Paper Packaging–0.08%
Packaging Corp. of America, 3.65%, 09/15/2024	138,000	151,372
Paper Products–0.07%
Georgia-Pacific LLC, 1.75%, 09/30/2025(c)	130,000	135,603
Pharmaceuticals–0.73%
AstraZeneca PLC (United Kingdom),
0.70%, 04/08/2026	81,000	79,576
1.38%, 08/06/2030	107,000	104,415
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(c)	335,000	366,447
Elanco Animal Health, Inc., 5.90%, 08/28/2028	145,000	168,019
Merck & Co., Inc., 0.75%, 02/24/2026	112,000	112,430
Mylan, Inc., 3.13%, 01/15/2023(c)	154,000	162,195
Royalty Pharma PLC,
1.20%, 09/02/2025(c)	66,000	65,869
1.75%, 09/02/2027(c)	61,000	61,046
2.20%, 09/02/2030(c)	73,000	72,734
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	198,784
		1,391,515
Property & Casualty Insurance–0.33%
Arch Capital Group Ltd., 3.64%, 06/30/2050	90,000	97,066
CNA Financial Corp., 3.45%, 08/15/2027	116,000	130,456
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	114,000	122,769
2.45%, 03/15/2031	174,000	172,823
W.R. Berkley Corp., 4.00%, 05/12/2050	99,000	118,135
		641,249
Railroads–0.14%
Union Pacific Corp.,
2.15%, 02/05/2027	109,000	116,148
2.40%, 02/05/2030	135,000	145,631
		261,779
Real Estate Development–0.06%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	122,000	119,784
Regional Banks–0.65%
Citizens Financial Group, Inc., 3.25%, 04/30/2030	74,000	81,829
Principal Amount		Value
Regional Banks–(continued)
Fifth Third Bancorp, 2.55%, 05/05/2027	$96,000	$103,534
Fifth Third Bank N.A., 3.85%, 03/15/2026	160,000	182,757
Huntington Bancshares, Inc., 4.00%, 05/15/2025	168,000	191,587
KeyCorp, 4.15%, 10/29/2025	53,000	61,010
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	128,000	142,333
Santander Holdings USA, Inc., 3.50%, 06/07/2024	125,000	134,123
Synovus Financial Corp., 3.13%, 11/01/2022	89,000	91,545
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	250,423
		1,239,141
Residential REITs–0.24%
Essex Portfolio L.P.,
3.00%, 01/15/2030	75,000	80,735
1.65%, 01/15/2031	81,000	79,048
2.65%, 09/01/2050	145,000	136,685
Mid-America Apartments L.P., 1.70%, 02/15/2031	53,000	52,317
Spirit Realty L.P., 3.20%, 01/15/2027	102,000	103,399
		452,184
Restaurants–0.01%
McDonald’s Corp., 3.30%, 07/01/2025	23,000	25,608
Retail REITs–0.69%
Kimco Realty Corp.,
1.90%, 03/01/2028	204,000	201,792
2.70%, 10/01/2030	100,000	101,753
Kite Realty Group L.P., 4.00%, 10/01/2026	99,000	95,459
Realty Income Corp., 3.25%, 01/15/2031	135,000	149,043
Regency Centers L.P., 2.95%, 09/15/2029	121,000	125,371
Retail Properties of America, Inc., 4.75%, 09/15/2030	117,000	117,373
Scentre Group Trust 2 (Australia),
4.75%, 09/24/2080(c)(d)	333,000	330,788
5.13%, 09/24/2080(c)(d)	205,000	201,646
		1,323,225
Semiconductor Equipment–0.08%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands),
2.70%, 05/01/2025(c)	41,000	43,452
3.88%, 06/18/2026(c)	100,000	112,202
		155,654
Semiconductors–0.68%
Analog Devices, Inc., 2.95%, 04/01/2025	64,000	69,666
Broadcom, Inc.,
2.25%, 11/15/2023	175,000	182,061
4.70%, 04/15/2025	215,000	244,509
3.15%, 11/15/2025	180,000	194,370
4.15%, 11/15/2030	181,000	203,623
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Semiconductors–(continued)
QUALCOMM, Inc.,
2.15%, 05/20/2030	$196,000	$205,792
3.25%, 05/20/2050	191,000	212,634
		1,312,655
Soft Drinks–0.09%
Keurig Dr Pepper, Inc., 4.06%, 05/25/2023	153,000	166,472
Specialized REITs–0.47%
Agree L.P., 2.90%, 10/01/2030	52,000	53,819
American Tower Corp.,
3.00%, 06/15/2023	138,000	146,208
4.00%, 06/01/2025	85,000	95,660
1.30%, 09/15/2025	101,000	102,221
Crown Castle International Corp., 3.30%, 07/01/2030	52,000	56,873
Equinix, Inc., 3.20%, 11/18/2029	74,000	81,684
Life Storage L.P., 2.20%, 10/15/2030	59,000	59,025
Simon Property Group L.P.,
3.50%, 09/01/2025	47,000	51,543
2.65%, 07/15/2030	139,000	140,010
3.80%, 07/15/2050	104,000	105,672
		892,715
Systems Software–0.05%
VMware, Inc., 3.90%, 08/21/2027	85,000	94,942
Technology Hardware, Storage & Peripherals–0.49%
Apple, Inc.,
4.38%, 05/13/2045	94,000	125,792
2.55%, 08/20/2060	589,000	590,399
Dell International LLC/EMC Corp., 5.30%, 10/01/2029(c)	193,000	221,397
		937,588
Thrifts & Mortgage Finance–0.09%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(c)(d)	150,000	169,456
Tobacco–0.66%
Altria Group, Inc., 3.49%, 02/14/2022	104,000	108,180
BAT Capital Corp. (United Kingdom),
2.26%, 03/25/2028	144,000	144,593
2.73%, 03/25/2031	92,000	91,326
3.98%, 09/25/2050	169,000	165,813
BAT International Finance PLC (United Kingdom),
3.25%, 06/07/2022(c)	160,000	166,837
1.67%, 03/25/2026	157,000	157,698
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(c)	328,000	342,913
Philip Morris International, Inc., 1.50%, 05/01/2025	80,000	82,637
		1,259,997
Trucking–0.39%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 07/29/2021(c)	110,000	112,610
4.00%, 07/15/2025(c)	130,000	146,495
3.40%, 11/15/2026(c)	147,000	161,001
Principal Amount		Value
Trucking–(continued)
Ryder System, Inc.,
2.50%, 09/01/2024	$71,000	$74,689
4.63%, 06/01/2025	159,000	182,787
3.35%, 09/01/2025	59,000	64,740
		742,322
Wireless Telecommunication Services–0.11%
T-Mobile USA, Inc., 3.50%, 04/15/2025(c)	197,000	216,349
Total U.S. Dollar Denominated Bonds & Notes (Cost $44,411,710)		47,191,017

Asset-Backed Securities–13.47%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	133,773	110,956
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(c)	207,850	211,288
Series 2018-2, Class C, 3.70%, 07/10/2024(c)	123,623	124,623
Series 2018-3, Class D, 4.14%, 10/15/2024(c)	25,000	25,722
Series 2018-4, Class C, 3.97%, 01/13/2025(c)	169,663	172,088
Series 2019-3, Class C, 2.76%, 09/12/2025(c)	155,000	157,989
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	320,000	328,625
Series 2017-4, Class D, 3.08%, 12/18/2023	205,000	212,061
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	275,226
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	104,401
Series 2019-2, Class D, 2.99%, 06/18/2025	270,000	284,356
Series 2019-3, Class D, 2.58%, 09/18/2025	130,000	132,514
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.47%, 12/25/2059(c)(h)	140,351	141,917
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(h)	415,933	419,291
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	30,251	29,667
Series 2007-C, Class 1A4, 3.93%, 05/20/2036(h)	9,991	9,748
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 3.60%, 06/25/2034(h)	27,717	27,060
Bank, Series 2019-BNK16, Class XA, 1.12%, 02/15/2052(h)	1,566,508	100,044
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 2.41% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(f)	174,115	175,195
Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(f)	66,703	67,385
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value

Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.66%, 01/15/2051(h)	$2,178,818	$65,511
Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(c)	40,000	40,813
Series 2018-2, Class B, 3.48%, 10/20/2023(c)	125,000	126,691
Series 2018-2, Class C, 3.69%, 12/20/2023(c)	120,000	122,465
CarMax Auto Owner Trust,
Series 2017-1, Class D, 3.43%, 07/17/2023	245,000	247,385
Series 2017-4, Class D, 3.30%, 05/15/2024	110,000	112,858
CCG Receivables Trust,
Series 2018-1, Class B, 3.09%, 06/16/2025(c)	90,000	91,336
Series 2018-2, Class C, 3.87%, 12/15/2025(c)	60,000	62,132
Series 2019-2, Class B, 2.55%, 03/15/2027(c)	105,000	107,215
Series 2019-2, Class C, 2.89%, 03/15/2027(c)	100,000	101,782
CD Mortgage Trust, Series 2017-CD6, Class XA, 1.07%, 11/13/2050(h)	844,614	35,976
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(c)(h)	34,273	35,195
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.86%, 01/25/2036(h)	71,157	68,226
CHL Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	40,372	34,776
Series 2006-6, Class A3, 6.00%, 04/25/2036	25,940	20,131
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, 1.18%, 11/10/2046(h)	407,604	10,995
Series 2014-GC21, Class AAB, 3.48%, 05/10/2047	78,743	82,438
Series 2017-C4, Class XA, 1.25%, 10/12/2050(h)	2,325,608	128,670
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(f)	169,888	170,682
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	70,000	71,253
Series 2019-A, Class A4, 3.22%, 01/15/2026	120,000	127,629
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(c)(h)	303,218	307,217
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(h)	212,840	214,874
COMM Mortgage Trust,
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(c)	255,000	264,345
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	948,812
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	152,694
Principal Amount		Value

Commercial Mortgage Trust,
Series 2012-CR5, Class XA, 1.66%, 12/10/2045(h)	$299,770	$8,319
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	57,841	60,574
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	543,260
CPS Auto Receivables Trust, Series 2018-B, Class B, 3.23%, 07/15/2022(c)	5,509	5,515
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	100,478	80,551
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	618,007
Dell Equipment Finance Trust,
Series 2018-1, Class B, 3.34%, 06/22/2023(c)	90,000	91,219
Series 2019-1, Class C, 3.14%, 03/22/2024(c)	330,000	338,993
Series 2019-2, Class D, 2.48%, 04/22/2025(c)	110,000	111,432
Drive Auto Receivables Trust,
Series 2017-1, Class D, 3.84%, 03/15/2023	185,736	188,046
Series 2018-1, Class D, 3.81%, 05/15/2024	143,652	146,870
Series 2018-2, Class D, 4.14%, 08/15/2024	230,000	238,893
Series 2018-3, Class D, 4.30%, 09/16/2024	215,000	224,868
Series 2018-5, Class C, 3.99%, 01/15/2025	210,000	216,750
Series 2019-1, Class C, 3.78%, 04/15/2025	340,000	349,468
DT Auto Owner Trust,
Series 2017-1A, Class D, 3.55%, 11/15/2022(c)	27,231	27,328
Series 2017-2A, Class D, 3.89%, 01/15/2023(c)	46,696	47,025
Series 2017-3A, Class D, 3.58%, 05/15/2023(c)	36,651	36,956
Series 2017-3A, Class E, 5.60%, 08/15/2024(c)	195,000	201,081
Series 2017-4A, Class D, 3.47%, 07/17/2023(c)	79,393	79,838
Series 2018-3A, Class B, 3.56%, 09/15/2022(c)	150,214	150,919
Series 2018-3A, Class C, 3.79%, 07/15/2024(c)	105,000	107,144
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 04/19/2044(c)	27,295	27,378
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(h)	94,210	95,576
Exeter Automobile Receivables Trust,
Series 2018-4A, Class B, 3.64%, 11/15/2022(c)	21,951	21,979
Series 2019-2A, Class C, 3.30%, 03/15/2024(c)	322,000	331,346
Series 2019-4A, Class D, 2.58%, 09/15/2025(c)	230,000	235,777
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value

First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.80% (1 mo. USD LIBOR + 0.65%), 11/25/2035(f)	$57,734	$27,486
Flagship Credit Auto Trust, Series 2016-1, Class C, 6.22%, 06/15/2022(c)	211,197	213,721
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.75% (1 mo. USD LIBOR + 0.60%), 09/15/2024(f)	550,000	553,079
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.74%, 11/25/2045(c)(h)	60,000	62,306
Series 2013-K26, Class C, 3.72%, 12/25/2045(c)(h)	40,000	41,582
Series 2013-K27, Class C, 3.62%, 01/25/2046(c)(h)	110,000	114,440
Series 2013-K28, Class C, 3.61%, 06/25/2046(c)(h)	450,000	469,954
Series 2014-K715, Class C, 4.29%, 02/25/2046(c)(h)	180,000	180,724
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(c)	29,647	29,716
GM Financial Automobile Leasing Trust, Series 2018-2, Class C, 3.50%, 04/20/2022	145,000	145,589
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	54,793	55,935
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	65,000	71,219
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	17,812	18,135
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	60,626	63,088
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	242,060
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.34%, 07/25/2035(h)	9,285	9,365
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.46% (1 mo. USD LIBOR + 0.31%), 07/25/2035(f)	5,352	5,375
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	325,000	339,642
Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	359,491
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	78,000	81,167
Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	265,163
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	135,316	136,976
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 3.60%, 07/25/2035(h)	45,113	44,332
Series 2018-8, Class A17, 4.00%, 01/25/2049(c)(h)	31,676	31,854
Principal Amount		Value

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(h)	$270,000	$277,667
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	115,434
Series 2015-C27, Class XA, 1.31%, 02/15/2048(h)	2,183,340	92,910
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 3.74%, 04/21/2034(h)	15,458	15,550
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	240,000	250,860
Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	784,555
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(c)	64,303	65,923
Series 2017-HR2, Class XA, 0.93%, 12/15/2050(h)	765,281	35,091
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 3.23%, 11/26/2036(c)(h)	182,922	172,432
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	85,684	87,411
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.29% (3 mo. USD LIBOR + 1.02%), 04/19/2030(c)(f)	276,000	273,861
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.53% (3 mo. USD LIBOR + 1.26%), 01/20/2033(c)(f)	272,907	271,487
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(c)	115,000	117,841
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	360,000	364,947
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	5,856	5,444
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 3.00%, 07/26/2045(c)(h)	2,829	2,856
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(c)(h)	130,382	132,628
Santander Drive Auto Receivables Trust,
Series 2017-1, Class E, 5.05%, 07/15/2024(c)	410,000	421,543
Series 2017-3, Class D, 3.20%, 11/15/2023	295,000	301,827
Series 2018-1, Class D, 3.32%, 03/15/2024	110,000	112,780
Series 2018-2, Class D, 3.88%, 02/15/2024	170,000	176,087
Series 2018-5, Class C, 3.81%, 12/16/2024	225,000	228,535
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	201,597
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	169,906
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value

Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(c)	$320,000	$329,584
Series 2019-B, Class C, 2.77%, 08/21/2023(c)	115,000	118,375
Series 2019-C, Class C, 2.39%, 11/20/2023(c)	205,000	209,070
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(h)	176,842	180,272
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 2.60% (3 mo. USD LIBOR + 1.29%), 04/18/2033(c)(f)	250,000	249,053
TICP CLO XV Ltd., Series 2020-15A, Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(c)(f)	256,000	255,350
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.15%, 11/15/2050(h)	1,498,272	75,224
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(c)	150,000	151,453
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(g)	379,577	388,070
Series 2020-1, Class A2, 2.64%, 01/25/2060(c)(g)	99,729	101,874
Series 2020-INV1, Class A1, 1.98%, 03/25/2060(c)(h)	94,530	95,802
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 3.61%, 10/25/2033(h)	43,279	42,997
Series 2005-AR14, Class 1A4, 3.68%, 12/25/2035(h)	47,937	47,292
Series 2005-AR16, Class 1A1, 3.72%, 12/25/2035(h)	46,870	45,936
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	309,542	320,671
Series 2017-C42, Class XA, 1.03%, 12/15/2050(h)	1,066,099	56,739
Westlake Automobile Receivables Trust,
Series 2017-2A, Class E, 4.63%, 07/15/2024(c)	320,000	324,094
Series 2018-1A, Class D, 3.41%, 05/15/2023(c)	315,000	318,032
Series 2018-3A, Class B, 3.32%, 10/16/2023(c)	156,245	156,692
Series 2019-3A, Class C, 2.49%, 10/15/2024(c)	265,000	270,945
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, 1.48%, 03/15/2044(c)(h)	1,788,521	7,106
Series 2013-C14, Class AS, 3.49%, 06/15/2046	155,000	162,563
Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	163,231
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(h)	165,000	180,423
Principal Amount		Value

World Financial Network Credit Card Master Trust,
Series 2018-A, Class A, 3.07%, 12/16/2024	$540,000	$545,090
Series 2018-B, Class A, 3.46%, 07/15/2025	245,000	251,738
Series 2018-C, Class A, 3.55%, 08/15/2025	490,000	504,851
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	77,511
Series 2019-B, Class A, 2.49%, 04/15/2026	260,000	268,149
Series 2019-C, Class A, 2.21%, 07/15/2026	225,000	231,410
Total Asset-Backed Securities (Cost $25,440,441)		25,818,537
U.S. Government Sponsored Agency Mortgage-Backed Securities–11.12%
Collateralized Mortgage Obligations–1.13%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(i)	37,801	3,425
7.50%, 08/25/2023 to 11/25/2023(i)	48,693	3,354
6.50%, 02/25/2032 to 02/25/2033(i)	157,914	32,516
6.00%, 06/25/2033 to 09/25/2035(i)	131,929	25,697
5.50%, 09/25/2033 to 06/25/2035(i)	260,758	47,764
Fannie Mae REMICs,
3.00%, 12/25/2020 to 11/25/2027	144,423	8,476
4.00%, 08/25/2026 to 08/25/2047	373,678	35,776
6.00%, 11/25/2028	22,194	25,267
13.80% (1 mo. USD LIBOR + 14.10%), 12/25/2033(f)	159	162
0.40% (1 mo. USD LIBOR + 0.25%), 08/25/2035(f)	27,348	27,372
24.02% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(f)	35,000	58,896
23.66% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(f)	4,123	7,071
23.66% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(f)	21,241	34,995
1.09% (1 mo. USD LIBOR + 0.94%), 06/25/2037(f)	15,693	16,096
1.50%, 01/25/2040	101,496	102,268
5.00%, 04/25/2040 to 09/25/2047(f)	804,188	149,570
IO, 5.50%, 06/25/2023 to 07/25/2046(i)	449,444	361,077
6.55%, 02/25/2024 to 05/25/2035(f)(i)	114,576	22,039
6.95% (7.10% - 1 mo. USD LIBOR), 11/25/2030(f)(i)	38,912	7,174
7.75% (1 mo. USD LIBOR + 7.90%), 11/25/2031(f)(i)	55,069	11,152
7.80% (1 mo. USD LIBOR + 7.95%), 01/25/2032(f)(i)	12,951	2,747
7.95% (1 mo. USD LIBOR + 8.10%), 03/25/2032(f)(i)	14,889	3,347
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
7.85%, 04/25/2032 to 12/25/2032(f)(i)	$179,927	$40,454
7.95% (1 mo. USD LIBOR + 8.10%), 12/18/2032(f)(i)	18,461	3,116
8.10%, 02/25/2033 to 05/25/2033(f)(i)	83,861	20,088
7.40% (1 mo. USD LIBOR + 7.55%), 10/25/2033(f)(i)	10,554	2,397
5.90%, 03/25/2035 to 07/25/2038(f)(i)	32,094	6,083
6.60% (6.75% - 1 mo. USD LIBOR), 03/25/2035(f)(i)	5,976	1,046
6.45% (1 mo. USD LIBOR + 6.60%), 05/25/2035(f)(i)	300,238	50,623
3.50%, 08/25/2035(i)	353,464	42,880
5.95% (1 mo. USD LIBOR + 6.10%), 10/25/2035(f)(i)	27,120	5,415
6.39% (1 mo. USD LIBOR + 6.54%), 06/25/2037(f)(i)	51,544	11,025
6.40% (6.55% - 1 mo. USD LIBOR), 10/25/2041(f)(i)	71,848	15,011
6.00% (6.15% - 1 mo. USD LIBOR), 12/25/2042(f)(i)	272,721	54,544
PO, 0.00%, 09/25/2023(j)	12,505	12,317
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, 0.50%, 03/25/2024(h)	4,849,899	57,065
Series KC03, Class X1, 0.63%, 11/25/2024(h)	2,713,862	47,783
Series K734, Class X1, 0.79%, 02/25/2026(h)	2,067,216	62,338
Series K735, Class X1, 1.10%, 05/25/2026(h)	2,033,510	97,783
Series K093, Class X1, 1.09%, 05/25/2029(h)	1,651,301	117,713
Freddie Mac REMICs,
1.50%, 07/15/2023	156,399	157,730
6.50%, 03/15/2032 to 06/15/2032	72,088	85,114
3.50%, 05/15/2032	18,210	19,570
24.19% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(f)	8,063	13,541
0.55% (1 mo. USD LIBOR + 0.40%), 09/15/2035(f)	45,467	45,780
4.00%, 04/15/2040 to 03/15/2045	175,957	33,853
IO, 7.50%, 07/15/2026 to 03/15/2029(f)(i)	59,715	8,558
3.00%, 06/15/2027 to 05/15/2040(i)	463,962	29,693
2.50%, 05/15/2028(i)	87,243	4,761
6.55% (6.70% - 1 mo. USD LIBOR), 01/15/2035(f)(i)	220,540	42,504
6.60% (6.75% - 1 mo. USD LIBOR), 02/15/2035(f)(i)	13,353	2,593
6.57% (6.72% - 1 mo. USD LIBOR), 05/15/2035(f)(i)	103,035	17,333
6.85% (7.00% - 1 mo. USD LIBOR), 12/15/2037(f)(i)	13,370	3,165
5.85% (1 mo. USD LIBOR + 6.00%), 04/15/2038(f)(i)	5,336	978
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.92% (6.07% - 1 mo. USD LIBOR), 05/15/2038(f)(i)	$44,743	$9,273
6.10% (1 mo. USD LIBOR + 6.25%), 12/15/2039(f)(i)	20,970	4,131
5.95% (6.10% - 1 mo. USD LIBOR), 01/15/2044(f)(i)	118,281	17,827
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(i)	28,930	4,091
3.00%, 12/15/2027(i)	183,073	12,107
3.27%, 12/15/2027(i)	47,906	2,583
6.50%, 02/01/2028(i)	7,613	1,126
6.00%, 12/15/2032(i)	23,457	3,876
PO, 0.00%, 06/01/2026(j)	7,810	7,587
		2,161,696
Federal Home Loan Mortgage Corp. (FHLMC)–0.12%
9.00%, 08/01/2022 to 05/01/2025	435	473
6.50%, 07/01/2028 to 04/01/2034	12,099	13,833
7.00%, 10/01/2031 to 10/01/2037	39,358	45,398
5.00%, 12/01/2034	1,572	1,770
5.50%, 09/01/2039	151,537	174,871
		236,345
Federal National Mortgage Association (FNMA)–6.55%
5.00%, 03/01/2021	1	1
8.50%, 07/01/2032	920	923
7.50%, 01/01/2033	32,287	38,199
6.00%, 03/01/2037	68,224	80,908
TBA,
3.00%, 10/01/2035 to 10/01/2050(k)	7,505,000	7,864,568
3.50%, 10/01/2050(k)	4,340,000	4,575,818
		12,560,417
Government National Mortgage Association (GNMA)–2.54%
7.50%, 01/15/2023 to 06/15/2024	7,414	7,574
8.00%, 04/15/2023	1,586	1,607
7.00%, 01/15/2024	5,283	5,304
IO,
7.35% (7.50% - 1 mo. USD LIBOR), 02/16/2032(f)(i)	45,453	148
6.40% (6.55% - 1 mo. USD LIBOR), 04/16/2037(f)(i)	190,382	39,695
6.50% (6.65% - 1 mo. USD LIBOR), 04/16/2041(f)(i)	89,585	16,190
4.50%, 09/16/2047(i)	276,254	41,369
6.05% (6.20% - 1 mo. USD LIBOR), 10/16/2047(f)(i)	267,182	48,445
TBA, 3.50%, 10/01/2050(k)	4,465,000	4,703,424
		4,863,756
Uniform Mortgage-Backed Securities–0.78%
TBA, 2.00%, 10/01/2035(k)	1,435,000	1,491,167
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $21,290,897)		21,313,381
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Principal Amount		Value
U.S. Treasury Securities–6.39%
U.S. Treasury Bonds–1.47%
1.13%, 08/15/2040	$792,500	$777,826
1.25%, 05/15/2050	2,155,700	2,043,368
		2,821,194
U.S. Treasury Notes–4.92%
0.13%, 09/30/2022	89,300	89,293
0.13%, 09/15/2023	1,290,700	1,289,541
0.25%, 09/30/2025	3,955,500	3,950,401
0.38%, 09/30/2027	759,400	754,357
0.63%, 08/15/2030	3,356,100	3,336,960
		9,420,552
Total U.S. Treasury Securities (Cost $12,282,699)		12,241,746

Agency Credit Risk Transfer Notes–0.63%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 5.15% (1 mo. USD LIBOR + 5.00%), 11/25/2024(f)	205,862	211,146
Series 2016-C02, Class 1M2, 6.15% (1 mo. USD LIBOR + 6.00%), 09/25/2028(f)	161,840	171,846
Freddie Mac
Series 2014-DN1, Class M2, STACR®, 2.35% (1 mo. USD LIBOR + 2.20%), 02/25/2024(f)	7,675	7,684
Series 2014-DN3, Class M3, STACR®, 4.15% (1 mo. USD LIBOR + 4.00%), 08/25/2024(f)	114,034	116,685
Series 2014-HQ2, Class M3, STACR®, 3.90% (1 mo. USD LIBOR + 3.75%), 09/25/2024(f)	335,000	343,925
Series 2018-HQA1, Class M2, STACR®, 2.45% (1 mo. USD LIBOR + 2.30%), 09/25/2030(f)	87,496	86,469
Series 2018-DNA2, Class M1, STACR®, 0.95% (1 mo. USD LIBOR + 0.80%), 12/25/2030(c)(f)	49,435	49,346
Series 2018-HRP2, Class M2, STACR®, 1.40% (1 mo. USD LIBOR + 1.25%), 02/25/2047(c)(f)	143,172	139,331
Series 2018-DNA3, Class M1, STACR®, 0.90% (1 mo. USD LIBOR + 0.75%), 09/25/2048(c)(f)	177	177
Series 2018-HQA2, Class M1, STACR®, 0.90% (1 mo. USD LIBOR + 0.75%), 10/25/2048(c)(f)	28,180	28,127
Series 2019-HRP1, Class M2, STACR®, 1.55% (1 mo. USD LIBOR + 1.40%), 02/25/2049(c)(f)	59,848	55,844
Total Agency Credit Risk Transfer Notes (Cost $1,252,933)		1,210,580
Principal Amount		Value

Municipal Obligations–0.24%
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System),
Series 2020 D, Ref. RB, 3.05%, 07/01/2040	$80,000	$81,819
Series 2020 D, Ref. RB, 3.20%, 07/01/2050	105,000	109,938
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	265,000	266,140
Total Municipal Obligations (Cost $450,000)		457,897
TOTAL INVESTMENTS IN SECURITIES–97.01% (Cost $160,528,907)		185,944,588
OTHER ASSETS LESS LIABILITIES—2.99%		5,735,940
NET ASSETS–100.00%		$191,680,528
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
PO	– Principal only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $24,483,730, which represented 12.77% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2020.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2020.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)	Zero coupon bond issued at a discount.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	180	December-2020	$39,772,969	$22,968	$22,968
U.S. Treasury 5 Year Notes	29	December-2020	3,654,906	1,402	1,402
U.S. Treasury Ultra Bonds	30	December-2020	6,654,375	5,774	5,774
Subtotal—Long Futures Contracts				30,144	30,144
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	29	December-2020	(4,046,406)	(11,616)	(11,616)
U.S. Treasury 10 Year Ultra Notes	12	December-2020	(1,919,063)	(6,025)	(6,025)
U.S. Treasury Long Bonds	12	December-2020	(2,115,375)	630	630
Subtotal—Short Futures Contracts				(17,011)	(17,011)
Total Futures Contracts				$13,133	$13,133
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Conservative Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$77,711,430	$—	$—	$77,711,430
U.S. Dollar Denominated Bonds & Notes	—	47,191,017	—	47,191,017
Asset-Backed Securities	—	25,818,537	—	25,818,537
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	21,313,381	—	21,313,381
U.S. Treasury Securities	—	12,241,746	—	12,241,746
Agency Credit Risk Transfer Notes	—	1,210,580	—	1,210,580
Municipal Obligations	—	457,897	—	457,897
Total Investments in Securities	77,711,430	108,233,158	—	185,944,588
Other Investments - Assets*
Futures Contracts	30,774	—	—	30,774
Other Investments - Liabilities*
Futures Contracts	(17,641)	—	—	(17,641)
Total Other Investments	13,133	—	—	13,133
Total Investments	$77,724,563	$108,233,158	$—	$185,957,721

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about April 30, 2021, the name of the Fund and all references thereto will change from Invesco Oppenheimer V.I. Conservative Balanced Fund to Invesco V.I. Conservative Balanced Fund.
Invesco Oppenheimer V.I. Conservative Balanced Fund